FINANCIAL RISK MANAGEMENT - Commodity Price Risk (Narrative) (Details) - Copper - Commodity price risk	12 Months Ended
Dec. 31, 2018 $ / shares
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs per month)	25,700,000
Average price (in USD per lb)	2.79